PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Target
Retirement 2030 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 38 .1%
102,579  iShares Core S&P Mid-
Cap ETF
$ 6,348,614
5 .0
34,256  iShares Core S&P
Small-Cap ETF
3,990,824
3 .2
148,960  iShares Core U.S.
Aggregate Bond ETF
14,933,240
11 .8
69,017  Schwab U.S. TIPS
ETF
3,653,070
2 .9
103,160  SPDR Portfolio High
Yield Bond ETF
2,455,208
1 .9
205,998  Vanguard FTSE
Developed Markets
ETF
10,792,235
8 .5
27,445  Vanguard FTSE
Emerging Markets ETF
1,227,340
1 .0
40,623  Vanguard Long-Term
Treasury ETF
2,457,692
1 .9
31,091  Vanguard Short-Term
Corporate Bond ETF
2,453,391
1 .9
Total Exchange-Traded
Funds
(Cost $44,492,401)
48,311,614
38 .1
MUTUAL FUNDS : 61 .9%
Affiliated Investment Companies : 26 .4%
2,591,294  Voya Intermediate
Bond Fund - Class R6
23,062,518
18 .2
827,226  Voya Multi-Manager
International Equity
Fund - Class I
9,215,302
7 .2
108,543  Voya VACS Series
EME Fund
1,252,584
1 .0
33,530,404
26 .4
Unaffiliated Investment Companies : 35 .5%
723,719  Nuveen S&P 500 Index
Fund - Class R6
45,008,101
35 .5
Total Mutual Funds
(Cost $66,427,704)
78,538,505
61 .9
Total Long-Term
Investments
(Cost $110,920,105)
126,850,119
100 .0
Total Investments in
Securities
(Cost $110,920,105) $ 126,850,119 100 .0
Assets in Excess of
Other Liabilities 62,448 0.0
Net Assets $ 126,912,567 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2030 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 48,311,614 $ — $ — $ 48,311,614
Mutual Funds 78,538,505 — — 78,538,505
Total Investments, at fair value $ 126,850,119 $ — $ — $ 126,850,119
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 21,070,956 $ 3,017,172 $ (1,851,591) $ 825,981 $ 23,062,518 $ 269,876 $ 5,069 $ —
Voya Multi-Manager International
Equity Fund - Class I
8,463,116 999,972 (666,684) 418,898 9,215,302 — 71,219 —
Voya VACS Series EME Fund
1,189,914 110,378 (92,030) 44,322 1,252,584 — 10,829 —
$ 30,723,986 $ 4,127,522 $ (2,610,305) $ 1,289,201 $ 33,530,404 $ 269,876 $ 87,117 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 15,930,014
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 15,930,014